ENERGY STORAGE SYSTEMS, NET - Narrative (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
ENERGY STORAGE SYSTEMS, NET
Depreciation expense	$ 3.8	$ 3.6